Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

5.      INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2024	2025
Goods for sale	$4,231,407	$2,017,985
Goods in transit	45,331	583,342
Inventories	$4,276,738	$2,601,327

Inventories include products available for sale and goods in transit. The Group reviews its inventories periodically to determine if any write-downs are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.